NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 20, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount		$ 38,750	$ 345,000	$ 218,750	$ 368,011
Accrued interest				$ 13,125	$ 34,505
10% Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	10.00%
Principal amount	$ 135,000
Maturity date	Jun. 20, 2024
Accrued interest		$ 370